Retirement benefit obligations - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumptions
Discount rate	2.30%	0.35%
Salary growth rate	1.20%	1.00%
Pension growth rate	0.00%	0.00%
Discount rate
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.09%)	(3.93%)
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	3.48%	4.52%
Interest rates on retirement savings capital
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.06%	0.58%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.03%)	(0.52%)
Salaries
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.09%	0.01%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.09%)	0.00%
Life expectancy
Actuarial assumptions
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.02%	1.63%
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.07%)	(1.69%)